Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
2021	$ 139
2022	139
2023	139
2024	139
2025	139
Thereafter	344
Net carrying amount	$ 1,039	$ 602